Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 140,755,627	$ -	$ 140,755,627
Short-Term Money Market Fund*	11,064,010	-	11,064,010
Exchange-Traded Futures Contracts
Energies	(26,762)	-	(26,762)
Grains	20,665	-	20,665
Interest rates	1,522,457	-	1,522,457
Livestock	1,000	-	1,000
Metals	229,285	-	229,285
Softs	(11,263)	-	(11,263)
Stock indices	606,842	-	606,842

Total exchange-traded futures contracts	2,342,224	-	2,342,224

Over-the-Counter Forward Currency Contracts	-	1,145,571	1,145,571

Total futures and forward currency contracts (2)	2,342,224	1,145,571	3,487,795

Total financial assets at fair value	$ 154,161,861	$ 1,145,571	$ 155,307,432

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 17,809,582
Investments in U.S. Treasury notes			122,946,045
Total investments in U.S. Treasury notes			$ 140,755,627

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,487,795
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,487,795

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 116,716,473	$ -	$ 116,716,473
Short-Term Money Market Fund*	9,422,026	-	9,422,026
Exchange-Traded Futures Contracts
Energies	971,559	-	971,559
Grains	218,404	-	218,404
Interest rates	(186,905)	-	(186,905)
Livestock	(52,200)	-	(52,200)
Metals	362,701	-	362,701
Softs	(20,342)	-	(20,342)
Stock indices	421,108	-	421,108

Total exchange-traded futures contracts	1,714,325	-	1,714,325

Over-the-Counter Forward Currency Contracts	-	1,021,998	1,021,998

Total futures and forward currency contracts (2)	1,714,325	1,021,998	2,736,323

Total financial assets at fair value	$ 127,852,824	$ 1,021,998	$ 128,874,822

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 22,491,201
Investments in U.S. Treasury notes			94,225,272
Total investments in U.S. Treasury notes			$ 116,716,473

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 2,817,580
Net unrealized depreciation on open futures and forward currency contracts			(81,257)
Total net unrealized appreciation on open futures and forward currency contracts			$ 2,736,323

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.